Credit Facilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Outstanding balances under financing arrangements
Floorplan notes payable - credit facility	$ 1,098,126	$ 1,068,832
Other floorplan notes payable	5,504	18,074
Total floorplan notes payable - credit facility and other net	1,103,630	1,086,906
Floorplan Notes Payable Credit Facility Gross	1,143,246	1,143,104
Offset account related to floorplan notes payable - credit facility	(39,616)	(56,198)
Floorplan notes payable - manufacturer affiliates	307,656	346,572
FMCC Offset	(22,500)	0
Floorplan Notes Payable Manufacturer Affiliates Net	285,156
New Vehicle [Member]
Outstanding balances under financing arrangements
Floorplan notes payable - credit facility	970,075	970,780
Used Vehicle [Member]
Outstanding balances under financing arrangements
Floorplan notes payable - credit facility	125,085	127,808
Rental Vehicle [Member]
Outstanding balances under financing arrangements
Floorplan notes payable - credit facility	42,582	26,442
FMCC Facility [Member]
Outstanding balances under financing arrangements
Floorplan Notes Payable Manufacturer Affiliates Gross	150,183
Floorplan Notes Payable Credit Facility Gross		190,954
Floorplan notes payable - manufacturer affiliates	127,683	190,954
Other and Rental Vehicles [Member]
Outstanding balances under financing arrangements
Floorplan notes payable - manufacturer affiliates	$ 157,473	$ 155,618